TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before taxes, as reported in the consolidated statements of income	$ 20,757	$ 18,873	$ 18,431
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 5,501	$ 5,001	$ 4,609
Tax adjustment in respect of different tax rates	(923)	80	484
Deferred taxes on losses for which full valuation allowance was provided in the past	131	236	(304)
Tax-deductible costs, not included in the accounting costs	(733)	0	0
Tax benefits in respect of prior years, net	(133)	(516)	203
Nondeductible expenses	177	82	95
Uncertain tax position and other differences	(339)	(2,576)	(3,512)
Income tax	$ 3,681	$ 2,307	$ 1,575